Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Apr. 11, 2019	Jun. 29, 2018
Document And Entity Information
Entity Registrant Name	MAGELLAN GOLD Corp
Entity Central Index Key	0001515317
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 1,766,778
Entity Common Stock, Shares Outstanding		3,529,003
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018